Share Capital - Warrants (Details) - $ / shares			12 Months Ended
	Jun. 30, 2024	Nov. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Number of warrants
Balance at beginning of period (in shares)			3,462,502	3,462,502
Expired (in shares)			(3,462,502)	0
Balance at end of period (in shares)	0		0	3,462,502
Weighted average exercise price
Balance, at beginning of period (in CAD per share)			$ 2.16	$ 2.16
Expired (in CAD per share)			$ 21.60	0.00
Balance at end of period (in CAD per share)				$ 2.16
Exercise Price of $1.20
Weighted average exercise price
Issued (in shares)	3,125,625
Warrants exercise price	$ 1.20
Exercise Price of $11.09
Weighted average exercise price
Issued (in shares)		336,877
Warrants exercise price		$ 11.09